Shareholder Report, Line Graph (Details) - USD ($)					6 Months Ended	12 Months Ended
	Jan. 31, 2023	May 01, 2020	Mar. 15, 2016	Dec. 31, 2008	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
C000073513
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Income Fund - Class A Shares
Account Value				$ 9,524	$ 16,340	$ 22,517	$ 21,316	$ 21,254	$ 23,280	$ 21,123	$ 20,636	$ 19,186	$ 18,622	$ 18,407	$ 16,934	$ 15,242	$ 14,841	$ 12,910	$ 12,011	$ 10,188
C000167229
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Income Fund - Class C Shares
Account Value			$ 10,000			$ 12,186	11,621	11,675	12,883	11,776	11,600	10,867	10,625	10,584
C000219380
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Income Fund - Institutional Shares
Account Value		$ 10,000				$ 11,067	10,452	10,405	11,364	10,289
C000003857
Account Value [Line Items]
Line Graph and Table Measure Name					Spirit of America Large Cap Value Fund - Class A Shares
Account Value					$ 9,473	28,863	21,389	17,686	19,835	14,294	13,566	12,522	11,293	9,836	9,909
C000167227
Account Value [Line Items]
Line Graph and Table Measure Name			Spirit of America Large Cap Value Fund - Class C Shares
Account Value			$ 10,000			$ 28,805	21,503	17,903	20,221	14,678	14,023	13,038	11,838	10,393
C000219378
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Large Cap Value Fund - Institutional Shares
Account Value		10,000				$ 22,505	16,635	13,708	15,332	11,017
C000059931
Account Value [Line Items]
Line Graph and Table Measure Name					Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Account Value					$ 9,526	11,339	11,105	10,892	11,868	11,557	11,205	10,714	10,544	10,685	9,809
C000167228
Account Value [Line Items]
Line Graph and Table Measure Name			Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Account Value			$ 10,000			$ 10,257	10,142	10,033	11,027	10,828	10,587	10,208	10,133	10,380
C000219379
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Municipal Tax Free Bond Fund - Institutional Shares
Account Value		10,000				$ 10,096	9,884	9,669	10,521	10,229
C000003855
Account Value [Line Items]
Line Graph and Table Measure Name					Spirit of America Real Estate Income and Growth Fund - Class A Shares
Account Value					$ 9,473	14,401	13,713	14,000	15,216	11,846	12,782	11,562	11,140	11,060	9,827
C000167226
Account Value [Line Items]
Line Graph and Table Measure Name			Spirit of America Real Estate Income and Growth Fund - Class C Shares
Account Value			$ 10,000			$ 13,424	12,869	13,222	14,471	11,349	12,325	11,230	10,900	10,904
C000219377
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Real Estate Income and Growth Fund - Institutional Shares
Account Value		$ 10,000				$ 12,907	12,252	12,473	13,515	10,486
C000240591
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Utilities Fund - Class A Shares
Account Value	$ 9,425					$ 9,787	9,152
C000240590
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Utilities Fund - Class C Shares
Account Value	10,000					$ 10,272	9,676
C000240589
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Utilities Fund - Institutional Shares
Account Value	$ 10,000					$ 10,419	9,715
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000	$ 12,915	14,763	14,384	14,520	16,186	16,240	14,935	13,846	13,901	13,945	13,155	$ 12,374	$ 12,460	$ 11,593	$ 11,158	$ 10,190
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000			10,949	10,669	10,770	12,005	12,045	11,077	10,269	10,310	10,343
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000				9,201	8,965	9,050	10,088	10,122
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000			31,429	25,233	21,099	23,604	16,765	15,595	14,123	12,348	10,474
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				20,606	16,543	13,833	15,476	10,992
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Account Value					$ 10,000	12,669	12,274	11,895	13,011	12,490	11,958	11,207	11,034	11,088	10,300
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Account Value			$ 10,000			11,806	11,438	11,085	12,125	11,640	11,144	10,444	10,283	10,333
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 10,000				10,517	10,189	9,875	10,800	10,368
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000			31,429	25,233	21,099	23,604	16,765	15,595	14,123	12,348	10,474
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				20,606	16,543	13,833	15,476	10,992
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					13,699	10,998
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					13,699	10,998
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					13,699	10,998
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI US REIT Index
Account Value					$ 10,001	17,629	16,384	16,399	17,522	12,693	14,567	13,116	12,664	12,899	$ 10,394
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US REIT Index
Account Value			$ 10,000			15,232	14,156	14,169	15,140	10,967	$ 12,586	$ 11,332	$ 10,942	$ 11,145
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US REIT Index
Account Value		$ 10,000				14,862	13,812	$ 13,824	$ 14,772	$ 10,700
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Sector Index
Account Value	$ 10,000					10,376	9,624
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Sector Index
Account Value	$ 10,000					10,376	9,624
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Sector Index
Account Value	$ 10,000					$ 10,376	$ 9,624